Condensed Consolidated Statements of Operations - USD ($) shares in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
REVENUE
Advisory services	$ 22,532,000	$ 12,431,000
Audio visual	23,310,000	0
Other	2,326,000	582,000
Total revenue	48,168,000	13,013,000
EXPENSES
Salaries and benefits	26,517,000	11,032,000
Cost of revenues for audio visual	16,587,000	0
Depreciation and amortization	1,040,000	468,000
General and administrative	6,295,000	3,649,000
Impairment	1,919,000	0
Other	846,000	0
Total expenses	53,204,000	15,149,000
OPERATING INCOME (LOSS)	(5,036,000)	(2,136,000)
Interest expense	(143,000)	0
Amortization of loan costs	(23,000)	0
Interest income	112,000	33,000
Dividend income	0	93,000
Unrealized gain (loss) on investments	0	125,000
Realized gain (loss) on investments	0	(200,000)
Other income (expense)	(39,000)	(8,000)
INCOME (LOSS) BEFORE INCOME TAXES	(5,129,000)	(2,093,000)
Income tax (expense) benefit	(706,000)	(630,000)
NET INCOME (LOSS)	(5,835,000)	(2,723,000)
(Income) loss from consolidated entities attributable to noncontrolling interests	173,000	(25,000)
Net (income) loss attributable to redeemable noncontrolling interests	(61,000)	363,000
NET INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$ (5,723,000)	$ (2,385,000)
Basic:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (2.73)	$ (1.18)
Weighted average common shares outstanding – basic (in shares)	2,094	2,015
Diluted:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (2.84)	$ (1.34)
Weighted average common shares outstanding – diluted (in shares)	2,115	2,046